Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Summary of share option activity	A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2021		2020
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	1,316,994	$53.64	1,211,137	$51.78
Assumed in Norbord Acquisition (note 3)	887,961	51.85	—	—
Granted	171,975	92.79	160,410	64.53
Exercised	(1,284,284)	46.43	(49,689)	43.45
Expired / Cancelled	(14,806)	92.79	(4,864)	55.74
Outstanding - end of year	1,077,840	$66.64	1,316,994	$53.64
Exercisable - end of year	563,102	$61.50	991,119	$49.58

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the share options outstanding and exercisable at December 31, 2021 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$32.00 - $45.00	105,391	3.7	$40.86	105,391	$40.86
$46.00 - $60.00	344,640	6.0	54.18	200,703	53.90
$61.00 - $75.00	373,454	6.6	68.97	173,956	70.99
$76.00 - $93.00	254,355	8.0	89.97	83,052	86.21
	1,077,840	6.4	$66.64	563,102	$61.50

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about the share options outstanding and exercisable at December 31, 2021 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$32.00 - $45.00	105,391	3.7	$40.86	105,391	$40.86
$46.00 - $60.00	344,640	6.0	54.18	200,703	53.90
$61.00 - $75.00	373,454	6.6	68.97	173,956	70.99
$76.00 - $93.00	254,355	8.0	89.97	83,052	86.21
	1,077,840	6.4	$66.64	563,102	$61.50

Schedule of inputs to the option model
The inputs to the option model are as follows:

	2021	2020
Share price on balance sheet date	CAD$120.68	CAD$81.72
Weighted average exercise price	CAD$66.64	CAD$53.64
Expected dividend	CAD$1.01	CAD$0.80
Expected volatility	42.94%	44.52%
Weighted average interest rate	1.11%	0.26%
Weighted average expected remaining life in years	6.44	2.81